THE ADVISORS’ INNER CIRCLE FUND II

PMV Adaptive Risk Parity ETF

(the “Fund”)

Supplement dated April 29, 2024 to the Fund’s Summary Prospectus and Prospectus,

each dated March 1, 2024

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus, and should be read in conjunction with the Summary Prospectus and Prospectus.

I.	Ryan Dofflemeyer no longer serves as a portfolio manager for the Fund. Accordingly, effective immediately, all references to Ryan Dofflemeyer are hereby deleted from the Summary Prospectus and Prospectus.

II.	Rafael Zayas, CFA, now serves as a portfolio manager for the Fund. Accordingly, effective immediately, the Summary Prospectus and Prospectus are hereby amended and supplemented as follows:

1.	The following is added to the “Portfolio Managers” section of the Summary Prospectus and the corresponding section of the Prospectus:

Rafael Zayas, CFA, Senior Vice President, Head of Portfolio Management and Trading of Vident Asset Management, has served as a portfolio manager of the Fund since 2024.

2.	The following is added to the “Portfolio Managers” section of the Prospectus:

Rafael Zayas, CFA, Senior Vice President, Head of Portfolio Management and Trading at Vident Asset Management since June 2020. From 2017 to 2020, Senior Portfolio Manager – International Equity. Prior to joining the Sub-Adviser, he was a Portfolio Manager – Direct Investments for seven years at Russell Investments, a global asset manager.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PMV-SK-003-0100

THE ADVISORS’ INNER CIRCLE FUND II

PMV Adaptive Risk Parity ETF

(the “Fund”)

Supplement dated April 29, 2024 to the Fund’s Statement of Additional Information (“SAI”),

dated March 1, 2024

This supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with the SAI.

I.	Ryan Dofflemeyer no longer serves as a portfolio manager for the Fund. Accordingly, effective immediately, all references to Ryan Dofflemeyer are hereby deleted from the SAI.

II.	Rafael Zayas, CFA, now serves as a portfolio manager for the Fund. Accordingly, effective immediately, the SAI is hereby amended and supplemented as follows:

1.	The following is added to the “Fund Shares Owned by the Portfolio Managers” table in “The Portfolio Managers” section of the SAI:

Name	Dollar Range of Fund Shares Owned[1]
Rafael Zayas, CFA*	None

*	Valuation date is December 31, 2023.

2.	The following is added to the “Other Accounts” table in “The Portfolio Managers” section of the SAI:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (millions)	Number of Accounts	Total Assets (millions)	Number of Accounts	Total Assets (millions)
Rafael Zayas, CFA*	22	$3,175	22	$1,452	0	$0

*	Valuation date is December 31, 2023.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PMV-SK-003-0200